GOODWILL AND INTANGIBLE ASSETS, NET (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Intangible Asset, Finite-Lived [Line Items]
Goodwill acquired				$ 69,517,007
Intangible assets acquired				31,250,000
Long term growth rate		3.00%	3.00%
Goodwill impairment loss			$ 0	0
Finite lived intangible assets amortization expense		$ 311,172	$ 2,427,145	$ 168,717
Minimum [Member]
Intangible Asset, Finite-Lived [Line Items]
Discount rate percentage		10.60%	10.60%
Maximum [Member]
Intangible Asset, Finite-Lived [Line Items]
Discount rate percentage		13.20%	13.20%
Customer Relationships [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets discount rate		13.00%	13.00%	10.00%
Intangible assets useful lives		5 years	5 years	20 years
Customer Relationship, Know-how and Software [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets acquired		$ 4,451,539	$ 34,722,000
Goodwill acquired		$ 7,944,434	$ 61,966,589
Trademarks [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets discount rate		13.00%	13.00%	10.00%
Trademarks [Member] | Minimum [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets useful lives		20 years	20 years
Trademarks [Member] | Maximum [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets useful lives		15 years	15 years